Royce Focus Value Fund
Royce Focus Value Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2013

Royce Focus Value Fund

With respect to Royce Focus Value Fund, the sentence appearing directly below the bar chart under the heading “Calendar Year Total Returns” is hereby deleted in its entirety and replaced with the following:

During the period shown in the bar chart, the highest return for a calendar quarter was 16.26% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -20.97% (quarter ended 9/30/11).